BUSINESS ACQUISITION (Details Narrative) - V N U E Acquisition [Member] - USD ($)	1 Months Ended
	Feb. 14, 2022	Feb. 13, 2022
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	135,000,000
GoodWill		$ 10,400,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Indefinite-Lived Intangible Assets		$ 2,600,000